Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	FundX Investment Trust
Central Index Key	0001602508
Amendment Flag	false
Document Creation Date	Jul. 29, 2014
Document Effective Date	Jul. 29, 2014
Prospectus Date	Aug. 01, 2014
FundX Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	FUNDX
FundX Flexible Income Fund | Investor Class
Risk/Return:
Trading Symbol	INCMX
FundX Conservative Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	RELAX
FundX Aggressive Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	HOTFX
FundX Tactical Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	TACTX
FundX Tactical Total Return Fund | Investor Class
Risk/Return:
Trading Symbol	TOTLX